Selling, General And Administrative Expenses - Disclosure of detailed information about Selling, general and administrative expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Selling, General And Administrative Expenses
Selling and marketing	$ 5,259	$ 5,259
General and administrative:
Consulting fees and payroll	3,535	1,946
Share-based payment expense	868	983
Depreciation	211	218
Office and administration	998	878
Professional fees	1,994	2,588
Promotion and investor relations	77	428
Director fees	512	278
Transfer agent and regulatory fees	360	461
Travel	44	114
Selling, general and administrative expense	$ 13,858	$ 13,153